Investments in joint Ventures - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Gain on remeasurement of existing equity interests (Note 14)	$ 0	$ 38,470,000	$ 0
Fair value of held ownership	86,896,000
Foreign currency translation reserve	6,553,000
Fair value of acquired receivables	31,079,000
Goodwill expected to be deductible for tax purposes	0
Non-controlling interest	$ (3,618,000)	$ (3,289,000)	$ 0
Perpetual Growth Rate | Acquired Business
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	0.030
Minimum | Discount rate, measurement input [member] | Acquired Business
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	0.085
Maximum | Discount rate, measurement input [member] | Acquired Business
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	0.090
AMTC
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	$ 39,822,000
Profit (loss) of acquiree since acquisition date	8,122,000
BAC
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0
Profit (loss) of acquiree since acquisition date	(3,088,000)
Total
Disclosure of detailed information about business combination [line items]
Non-controlling interest	$ (3,618)